Marketable Securities - Remaining Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale, Fair Value, Fiscal Year Maturity [Abstract]
Total	$ 35,389	$ 9,851
Level 2
Debt Securities, Available-for-Sale, Fair Value, Fiscal Year Maturity [Abstract]
Due in one year or less	23,044
Due in one to five years	12,345
Total	35,389	9,851
Corporate bonds | Level 2
Debt Securities, Available-for-Sale, Fair Value, Fiscal Year Maturity [Abstract]
Due in one year or less	5,216
Due in one to five years	8,644
Total	13,860	7,623
U.S. Treasury securities | Level 2
Debt Securities, Available-for-Sale, Fair Value, Fiscal Year Maturity [Abstract]
Due in one year or less	17,828
Due in one to five years	3,701
Total	$ 21,529	$ 2,228